ACCOUNTS RECEIVABLE (Schedule of Accounts Receivable) (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
ACCOUNTS RECEIVABLE
Accounts receivable	$ 24,398	$ 38,243
Allowance for doubtful accounts	(10,252)	(15,991)	$ (33,864)	$ (52,831)
Accounts receivable, net	$ 14,146	$ 22,252